Intangible assets, airport concessions and goodwill - Net: - Additional information (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure by geographical areas:
Commercial right's				$ 6,053,820
Amortisation expense		$ 1,750,239	$ 1,694,252	1,130,481
Amortization commerical rights		172,020	179,199	98,780
Impairment loss recognised in profit or loss, goodwill		$ 0	$ 0	4,719,096
CGU Aerostar
Disclosure by geographical areas:
Explanation of value assigned to key assumption	If the discount rate applied to the cash flow projections of this CGU had been + 1% or -1% (instead of 9.60)%, management's estimate would have had the following effects: an excess of cash flows against the carrying amount of Ps.3,937,096 and Ps.9,876,930.	If the discount rate applied to the cash flow projections of this CGU had been + 1% or -1% (instead of 9.60)%, management's estimate would have had the following effects: an excess of cash flows against the carrying amount of Ps.3,937,096 and Ps.9,876,930.	If the discount rate applied to the cash flow projections of this CGU would have been + 1% or -1%, management's estimate would have to recognize additional effects. In the case of a rate increase (11.93% instead of 10.93%), the Company would have to recognize an additional impairment of Ps.617,025, and in the case of the decrease in the rate (9.93% instead of 10.93%) the excess of cash flows against the carrying value would be increased by Ps.2,350,705.
Cash payments	$ 2.5
CGU Airplan
Disclosure by geographical areas:
Explanation of value assigned to key assumption	If the discount rate applied to the cash flow projections of this CGU had been + 1% or -1% (instead of 9.66%), management's estimate would have had the following effects, an excess of the flows of cash against the carrying amount of Ps.615,993 and Ps.1,102,280, respectively.	If the discount rate applied to the cash flow projections of this CGU had been + 1% or -1% (instead of 9.66%), management's estimate would have had the following effects, an excess of the flows of cash against the carrying amount of Ps.615,993 and Ps.1,102,280, respectively.	If the discount rate applied to the cash flow projections of this CGU would have been + 1% or -1%, management's estimate would have to recognize the following additional effects. In the case of a rate increase (11.46% instead of 10.46%), the Company would have to recognize and additional impairment of Ps.118.552, and in the case of the decrease in the rate (9.46% instead of 10.46%) the excess of cash flows against the carrying value would be increased by Ps.371,769.
Licences
Disclosure by geographical areas:
Amortisation expense		$ 20,374	$ 22,191	12,730
Colombia (Airplan)
Disclosure by geographical areas:
Amortisation expense		384,169	351,885	$ 54,823
Amortization commerical rights		$ 96,455	100,479
Period elapsed from date of execution of certificate of commencement of execution	12 years	12 years
Percent of obligation to pay consideration on gross income	19.00%	19.00%		19.00%
Puerto Rico (Aerostar)
Disclosure by geographical areas:
Amortisation expense		$ 433,328	406,261	$ 405,090
Percent of obligation to pay consideration on gross income				5.00%
Explanation of period over which management has projected cash flows	P33Y	P33Y
Mexico
Disclosure by geographical areas:
Amortisation expense		$ 664,267	$ 656,428	$ 571,788